Notes to the consolidated statements of income - Disaggregation of revenue by categories (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Revenue
Revenue	€ 4,936,742	€ 4,884,850	€ 14,409,455	€ 14,558,017
Inter-segment eliminations
Revenue
Revenue	(543,226)	(453,033)	(1,538,954)	(1,357,338)
Care Delivery
Revenue
Revenue	3,356,933	3,273,241	9,869,670	9,863,792
Care Delivery | Segments
Revenue
Revenue	3,491,930	3,401,706	10,263,812	10,229,217
Care Delivery | Inter-segment eliminations
Revenue
Revenue	(134,997)	(128,465)	(394,142)	(365,425)
Care Delivery | United States | Segments
Revenue
Revenue	2,920,216	2,841,894	8,582,459	8,550,486
Care Delivery | International | Segments
Revenue
Revenue	571,714	559,812	1,681,353	1,678,731
Value-Based Care
Revenue
Revenue	536,600	575,517	1,563,107	1,610,703
Value-Based Care | Segments
Revenue
Revenue	536,600	575,517	1,563,107	1,610,703
Care Enablement
Revenue
Revenue	1,043,209	1,036,092	2,976,678	3,083,522
Care Enablement | Segments
Revenue
Revenue	1,451,438	1,360,660	4,121,490	4,075,435
Care Enablement | Inter-segment eliminations
Revenue
Revenue	€ (408,229)	€ (324,568)	€ (1,144,812)	€ (991,913)